SCHEDULE OF RIGHT OF USE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Assets Net
Opening balance	$ 630,793	$ 887,137
Additions in the year	288,753	42,393
Foreign exchange	16,064	18,555
Amortization in the year	(353,125)	(317,292)
Closing balance	$ 582,485	$ 630,793